UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07943

Nuveen Multistate Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: May 31

Date of reporting period: August 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Georgia Municipal Bond Fund

Portfolio of Investments	August 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 101.0%

	MUNICIPAL BONDS – 101.0%

	Education And Civic Organizations – 6.0%

$1,000	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus Housing LLC Project, Series 2009, 5.250%, 6/15/35	6/19 at 100.00	Aa2	$1,101,850

1,000	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC Project, Series 2007, 5.000%, 7/01/39	7/17 at 100.00	Aa3	1,085,840

1,375	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Foundation Technology Square Project, Series 2012A., 5.000%, 11/01/31	5/22 at 100.00	AA+	1,581,979

75	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University Project, Refunding Series 2012C, 5.250%, 10/01/27	10/22 at 100.00	Baa2	84,399

3,400	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series Series 2012A, 5.000%, 10/01/32	10/21 at 100.00	Baa2	3,587,544

2,240	Richmond County Development Authority, Georgia, Revenue Bonds, Medical College of Georgia, Cancer Research Center Project, Series 2004A, 5.000%, 12/15/24 – AMBAC Insured	12/14 at 100.00	A1	2,252,073
9,090	Total Education and Civic Organizations			9,693,685

	Health Care – 13.7%

3,270	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998, 5.380%, 12/01/28	12/14 at 100.00	CCC	2,467,477

	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004:
1,885	5.000%, 12/01/16	12/14 at 100.00	BB–	1,894,670
1,760	5.000%, 12/01/26	12/14 at 100.00	BB–	1,761,003

1,500	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010, 8.000%, 12/01/40 (5)	12/20 at 100.00	N/R	728,808

3,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/45	2/41 at 100.00	AA–	3,222,600

1,380	Greene County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health East Issue, Series 2012, 5.000%, 11/15/37	No Opt. Call	Aa2	1,529,150

1,250	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital System Inc. Project, Series 2004B, 5.000%, 10/01/29	10/14 at 100.00	Aa1	1,254,037

	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series 2007:
2,500	5.250%, 10/01/35	10/17 at 100.00	A+	2,613,525
2,000	5.250%, 10/01/42	10/17 at 100.00	A+	2,088,900

2,025	Macon-Bibb County Hospital Authority, Georgia, Revenue Anticipation Certificates, Medical Center of Central Georgia Inc., Series 2009, 5.000%, 8/01/35	8/19 at 100.00	AA	2,197,895

2,250	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center, Series 2007, 5.000%, 10/01/33	10/17 at 100.00	A+	2,325,938
22,820	Total Health Care			22,084,003

Nuveen Investments	1

Nuveen Georgia Municipal Bond Fund (continued)

Portfolio of Investments	August 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily – 2.3%

$3,615	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured	7/17 at 100.00	Baa2	$3,693,590

	Industrials – 1.6%

2,500	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds, Maxon Atlantic Station LLC, Series 2005A, 5.130%, 3/01/26 (Alternative Minimum Tax) (Mandatory Put 3/01/15)	9/15 at 100.00	BBB	2,513,150

	Materials – 0.7%

1,000	Savannah Economic Development Authority, Georgia, Pollution Control Revenue Bonds, Union Camp Corporation, Series 1995, 6.150%, 3/01/17	No Opt. Call	Baa2	1,078,880

	Tax Obligation/General – 27.0%

1,000	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Refunding and Improvement Revenue Bonds, Memorial Health University Medical Center Inc., Series 2012A, 5.000%, 1/01/31	1/22 at 100.00	AA	1,121,380

1,500	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)	7/17 at 100.00	AA+	1,557,555

1,700	Clarke County Hospital Authority, Georgia, Hospital Revenue Bonds, Athens Regional Medical Center, Series 2007, 5.000%, 1/01/32 – NPFG Insured	1/17 at 100.00	Aa1	1,763,104

1,400	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional Medical Center, Series 2012, 5.000%, 1/01/32	1/22 at 100.00	Aa1	1,570,912

3,500	Decatur, Georgia, General Obligation Bonds, Series 2007, 5.000%, 1/01/31 – AGM Insured	1/17 at 100.00	AA+	3,771,635

3,000	East Point Building Authority, Georgia, Revenue Bonds, Water and Sewer Project Revenue Bonds, Series 2006A, 5.000%, 2/01/34 – SYNCORA GTY Insured	2/16 at 100.00	N/R	3,030,000

1,000	East Point Building Authority, Georgia, Revenue Bonds, Water and Sewer Project Series 2006A., 5.000%, 2/01/30 – SYNCORA GTY Insured	2/16 at 100.00	N/R	1,010,970

1,145	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical Center, Series 2003, 5.000%, 7/01/20 – NPFG Insured	7/15 at 100.00	Aa2	1,155,191

2,260	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2007, 5.000%, 4/01/37 – AGM Insured	4/17 at 100.00	AAA	2,459,061

3,600	Georgia Environmental Loan Acquisition Corporation, Local Government Loan Securitization Bonds, Loan Pool Series 2011, 5.130%, 3/15/31	3/21 at 100.00	Aaa	3,978,396

500	Georgia State, General Obligation Bonds, Series 2007E, 5.000%, 8/01/24	8/17 at 100.00	AAA	558,400

5,100	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%, 2/01/36 (UB)	2/18 at 100.00	AAA	5,668,650

1,690	Gwinnett County School District, Georgia, General Obligation Bonds, Tender Option Bond Trust 2868, 13.424%, 2/01/16 (IF)	No Opt. Call	AAA	2,247,497

1,000	Habersham County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2014B, 5.000%, 2/01/37	No Opt. Call	Aa3	1,122,900

5,270	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2008A, 5.500%, 7/01/38	7/18 at 100.00	Aa2	5,884,060

	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
188	5.500%, 7/15/23	7/21 at 100.00	N/R	190,175
374	5.500%, 7/15/30	7/21 at 100.00	N/R	377,877
410	5.500%, 1/15/36	7/21 at 100.00	N/R	414,718

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

	Paulding County School District, Georgia, General Obligation Bonds, Series 2007:
$710	4.750%, 2/01/29	2/17 at 100.00	AA+	$763,754
1,250	5.000%, 2/01/33	2/17 at 100.00	AA+	1,353,588

1,000	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	Aa2	1,095,060

2,200	Wayne County Hospital Authority, Georgia, Hospital Revenue Bonds, Series 2006, 5.000%, 3/01/23 – SYNCORA GTY Insured	3/16 at 100.00	N/R	2,231,020
39,797	Total Tax Obligation/General			43,325,903

	Tax Obligation/Limited – 11.8%

3,200	Atlanta Downtown Development Authority, Georgia, Revenue Bonds, Downtown Parking Deck, Series 2006A, 5.000%, 12/01/31 – NPFG Insured	6/16 at 100.00	AA	3,384,000

	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007:
610	5.250%, 12/01/22 – AGC Insured	12/17 at 100.00	AA	672,873
1,420	5.000%, 12/01/23 – AGC Insured	12/17 at 100.00	AA	1,550,058

2,500	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed, 7.380%, 1/01/31	1/19 at 100.00	A2	2,951,225

120	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008C. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	142,266

585	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.630%, 1/01/16 (Alternative Minimum Tax)	7/15 at 100.00	A–	605,855

	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B:
1,000	5.400%, 1/01/20	7/15 at 100.00	A–	1,035,150
2,000	5.600%, 1/01/30	7/15 at 100.00	A–	2,063,800

595	Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014., 5.000%, 7/01/34	7/23 at 100.00	A–	642,350

1,000	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	BBB–	1,013,050

200	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series 2005, 5.500%, 10/01/26 – NPFG Insured	No Opt. Call	AA–	238,602

	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Refunding Bonds, Series 1993:
195	5.500%, 10/01/18 – NPFG Insured	No Opt. Call	AA–	206,407
155	5.630%, 10/01/26 – NPFG Insured	10/19 at 100.00	AA–	175,372

1,325	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Series 2007, 5.250%, 7/01/28 – FGIC Insured	No Opt. Call	AA+	1,653,733

1,550	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992N, 6.250%, 7/01/18	No Opt. Call	AAA	1,728,979

810	Tift County Hospital Authority, Georgia, Revenue Anticipation Certificates Series 2012, 5.000%, 12/01/38	No Opt. Call	Aa2	898,565
17,265	Total Tax Obligation/Limited			18,962,285

	Transportation – 5.6%

2,000	Atlanta, Georgia, Airport General Revenue Bonds, Series 2012B, 5.000%, 1/01/31	No Opt. Call	Aa3	2,260,960

	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Refunding Subordinate Lien Series 2014A.:
2,425	5.000%, 1/01/32	1/24 at 100.00	A+	2,780,141
3,500	5.000%, 1/01/33	1/24 at 100.00	A+	4,000,395
7,925	Total Transportation			9,041,496

Nuveen Investments	3

Nuveen Georgia Municipal Bond Fund (continued)

Portfolio of Investments	August 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed – 4.0% (4)

$405	Brunswick, Georgia, Water and Sewerage Revenue Bonds, Refunding & Improvement Series 1992, 6.100%, 10/01/19 – NPFG Insured (ETM)	No Opt. Call	AA–	(4)	$468,840

1,000	Commerce, Georgia, Water and Sewer Revenue Refunding and Improvement Bonds, Series 2006, 5.000%, 12/01/25 – AGM Insured (Pre-refunded 12/01/15)	12/15 at 100.00	A2	(4)	1,060,790

	Douglas County School District, Georgia, General Obligation Bonds, Series 2007:
605	5.000%, 4/01/25 – AGM Insured (Pre-refunded 4/01/17)	4/17 at 100.00	AA	(4)	676,275
1,395	5.000%, 4/01/25 – AGM Insured (Pre-refunded 4/01/17)	4/17 at 100.00	AA+	(4)	1,558,578

1,000	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds, Series 2005, 5.000%, 6/01/29 – NPFG Insured (Pre-refunded 12/01/15)	12/15 at 100.00	AA–	(4)	1,060,790

1,000	Forsyth County School District, Georgia, General Obligation Bonds, Series 2005, 5.000%, 2/01/25 – NPFG Insured (Pre-refunded 2/01/15)	2/15 at 100.00	AA+	(4)	1,020,650

530	Private Colleges and University Facilities Authority, Georgia, Revenue Bonds, Mercer University, Series 1991, 6.500%, 11/01/15 – NPFG Insured (ETM)	No Opt. Call	AA–	(4)	552,175
5,935	Total U.S. Guaranteed				6,398,098

	Utilities – 11.2%

2,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Project 1, Series 2007A, 5.000%, 1/01/26 – NPFG Insured	1/17 at 100.00	AA–		2,150,900

1,500	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1992B, 6.380%, 1/01/16	1/15 at 100.00	A+		1,567,710

2,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 2012GG, 5.000%, 1/01/43	1/23 at 100.00	A+		2,200,820

1,200	Griffin, Georgia, Combined Public Utility Revenue Bonds, Series 2012, 5.000%, 1/01/28 – AGM Insured	No Opt. Call	AA		1,368,732

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B:
890	5.000%, 3/15/19	No Opt. Call	A		1,001,713
500	5.000%, 3/15/21	No Opt. Call	A		567,275
2,315	5.000%, 3/15/22	No Opt. Call	A		2,632,178

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A:
1,000	5.000%, 3/15/18	No Opt. Call	A+		1,106,130
310	5.500%, 9/15/23	No Opt. Call	A		367,747
2,585	5.500%, 9/15/27	No Opt. Call	A		3,122,680

1,200	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Series 2005A-2, 0.000%, 1/01/33 – FGIC Insured	1/15 at 35.98	AA–		429,408

1,150	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/21	No Opt. Call	A+		1,396,249
16,650	Total Utilities				17,911,542

	Water And Sewer – 17.1%

4,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC Insured	No Opt. Call	AA–		4,754,920

800	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.000%, 8/01/35 – AGM Insured	8/18 at 100.00	AA		891,672

500	Columbus, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2014A., 5.000%, 5/01/31	5/24 at 100.00	AA		588,680

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water And Sewer (continued)

	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2007:
$1,100	5.000%, 6/01/32	6/18 at 100.00	Aa2	$1,216,732
3,760	5.000%, 6/01/37	6/18 at 100.00	Aa2	4,161,869

1,000	DeKalb County, Georgia, Water and Sewer Revenue Bonds, Series 2006A, 5.000%, 10/01/35 – AGM Insured	10/16 at 100.00	AA	1,068,390

3,410	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2006B, 5.250%, 10/01/32 – AGM Insured	10/26 at 100.00	AA	4,100,457

2,500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second Resolution Series 2011A, 5.250%, 10/01/41	10/21 at 100.00	Aa3	2,882,075

1,775	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewage Revenue Bonds, Series 2007, 5.000%, 6/01/37 – NPFG Insured	6/17 at 100.00	AA–	1,930,365

1,000	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2013, 5.000%, 1/01/33	1/23 at 100.00	AA–	1,144,560

2,000	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2012, 5.000%, 2/01/29	2/22 at 100.00	Aa2	2,311,100

640	Midgeville, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 1996, 6.000%, 12/01/16 – AGM Insured	No Opt. Call	AA	678,285

1,000	South Fulton Municipal Regional Water and Sewer Authority, Georgia, Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/31	1/24 at 100.00	AA	1,130,050

100	Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008, 5.630%, 1/01/33	1/19 at 100.00	AA+	116,507

465	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, The Oconee-Hard Creek Reservoir Project, Series 2008, 5.000%, 2/01/38 – AGM Insured	2/18 at 100.00	Aa2	510,170
24,050	Total Water and Sewer			27,485,832
$150,647	Total Long-Term Investments (cost $153,998,263)			162,188,464
	Floating Rate Obligations – (2.1)%			(3,380,000)
	Other Assets Less Liabilities – 1.1%			1,733,157
	Net Assets – 100%			$160,541,621

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	5

Nuveen Georgia Municipal Bond Fund (continued)

Portfolio of Investments	August 31, 2014 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$161,459,656	$728,808	$162,188,464

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of August 31, 2014, the cost of investments was $150,483,016.

Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2014, were as follows:

Gross unrealized:
Appreciation	$9,954,346
Depreciation	(1,629,312)
Net unrealized appreciation (depreciation) of investments	$8,325,034

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Nuveen funds’ Board of Directors/Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

(ETM)	Escrowed to maturity.

6	Nuveen Investments

Nuveen Louisiana Municipal Bond Fund

Portfolio of Investments	August 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 100.0%

	MUNICIPAL BONDS – 100.0%

	Consumer Staples – 2.4%

$2,500	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2013A, 5.250%, 5/15/35	5/23 at 100.00	BBB+	$2,686,475

	Education And Civic Organizations – 15.8%

1,000	Calcasieu Parish Public Trust Authority, Louisiana, Student Lease Revenue Bonds, McNeese State Univeristy Student Housing-Cowboy Facilities, Inc. Project, Refunding Series 2011, 5.000%, 5/01/29 – AGM Insured	5/22 at 100.00	A2	1,117,590

815	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities Inc. Project, Refunding Series 2012, 5.000%, 10/01/27 – AGM Insured	10/22 at 100.00	AA	928,766

1,500	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities Inc. Project, Series 2010, 5.250%, 10/01/30 – AGM Insured	10/20 at 100.00	AA	1,669,290

750	Louisana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	840,307

1,035	Louisana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A, 8.000%, 12/15/41	12/21 at 100.00	N/R	1,150,537

1,220	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, McNeese State University Student Parking – Cowboy Faciliites, Inc. Project, Series 2011, 4.880%, 3/01/42 – AGM Insured	3/22 at 100.00	A2	1,322,761

2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Refunding Bonds, Louisiana Tech University Student Housing/Innovative Student Facilities Inc. Project, Series 2013, 5.000%, 7/01/33	7/23 at 100.00	A3	2,212,680

1,920	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Series 2007, 4.500%, 7/01/37 – CIFG Insured	7/17 at 100.00	N/R	1,920,653

3,000	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2011, 5.000%, 10/01/41	10/21 at 100.00	A	3,281,250

1,500	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A., 8.375%, 12/15/43	12/23 at 100.00	N/R	1,620,015

800	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and Technology Foundation, Inc.- Student Housing Project, Refunding Series 2014, 5.000%, 9/01/31 – AGM Insured	9/24 at 100.00	AA	908,880

375	Louisiana State University and Agricultural and Mechanical College Board of Supervisors, Auxiliary Revenue Bonds, Series 2012, 5.000%, 7/01/25	7/22 at 100.00	AA–	432,697
15,915	Total Education and Civic Organizations			17,405,426

	Energy – 1.2%

1,200	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory Put 6/01/22)	No Opt. Call	BBB	1,281,588

	Health Care – 20.2%

1,110	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical Center, Refunding Series 2011A, 6.000%, 1/01/39	1/21 at 100.00	BBB	1,273,270

1,500	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.380%, 7/01/41	7/21 at 100.00	BB+	1,631,220

Nuveen Investments	7

Nuveen Louisiana Municipal Bond Fund (continued)

Portfolio of Investments	August 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$2,000	Louisiana Publc Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 6.000%, 7/01/29	7/19 at 100.00	A+	$2,231,060

2,905	Louisiana Public Facilities Authority, Health Facilities Revenue Refunding Bonds, Sisters of Mercy Health System of St. Louis Inc., Series 1993A, 5.000%, 6/01/19	No Opt. Call	AA–	3,175,252

1,000	Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lafayette General Medical Center Project, Series 2010, 5.500%, 11/01/40	5/20 at 100.00	A3	1,065,990

1,800	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 1998A, 5.750%, 7/01/25 – AGM Insured	No Opt. Call	AA	2,118,474

2,620	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Touro Infirmary, Series 1999A, 5.630%, 8/15/29	2/15 at 100.00	BBB	2,621,991

1,500	Louisiana Public Facilities Authority, Revenue Bonds, Franciscan Missionaries of Our Lady of Health System Project, Series 2009, 6.750%, 7/01/39	7/19 at 100.00	A+	1,712,310

5,050	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.500%, 5/15/47	5/17 at 100.00	Baa1	5,315,479

1,085	Terrebonne Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, Terrebonne General Medical Center, Refunding Series 2013, 4.000%, 4/01/33	4/23 at 100.00	A+	1,103,933
20,570	Total Health Care			22,248,979

	Housing/Multifamily – 5.6%

1,870	Louisiana Housing Finance Agency, Multifamily Housing Revenue Bonds, Mallard Crossings Apartments, Series 2011, 4.750%, 10/01/29	10/21 at 100.00	AA+	2,004,041

980	Louisiana Local Government Environmental Facilities and Community Development Authority, GNMA Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A, 6.500%, 6/20/37	6/36 at 101.00	Ba3	1,015,447

3,000	Louisiana Public Facilities Authority, Grambling University Black and Gold Facilities Project Revenue Bonds, Series 2007A, 5.000%, 7/01/39 – CIFG Insured	7/17 at 100.00	AA	3,122,520
5,850	Total Housing/Multifamily			6,142,008

	Housing/Single Family – 0.9%

290	Calcasieu Parish Public Trust Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2006B, 5.350%, 9/01/38 (Alternative Minimum Tax)	9/16 at 104.00	Aa1	300,130

125	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Family Mortgage Revenue Refunding Bonds, Series 1997D, 5.900%, 10/01/30 (Alternative Minimum Tax)	4/15 at 100.00	Aaa	125,224

570	Jefferson Parish Finance Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2007C, 5.500%, 12/01/39	6/17 at 103.50	Aa1	614,830
985	Total Housing/Single Family			1,040,184

	Industrials – 1.7%

1,690	Ascension Parish Industrial Development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	1,814,418

	Materials – 5.0%

1,250	DeSoto Parish, Louisiana, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 1998A, 5.600%, 11/01/22 (Alternative Minimum Tax)	11/14 at 100.00	BBB	1,253,688

1,275	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BBB	1,420,541

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Materials (continued)

$1,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35	11/20 at 100.00	BBB	$1,732,905

1,035	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.130%, 6/01/37	6/17 at 100.00	Baa1	1,087,826
5,060	Total Materials			5,494,960

	Tax Obligation/General – 7.7%

2,000	Guam, General Obligation Bonds, Series 2007A, 5.000%, 11/15/23	11/17 at 100.00	BB–	2,057,760

2,085	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AA	2,415,139

2,170	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2005, 5.250%, 12/01/25 – NPFG Insured	12/15 at 100.00	AA–	2,278,912

1,000	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A3	1,144,680

500	Shreveport, Louisiana, General Obligation Bonds, Series 2011, 5.000%, 8/01/31	8/21 at 100.00	A+	551,070
7,755	Total Tax Obligation/General			8,447,561

	Tax Obligation/Limited – 17.1%

1,260	Broussard, Louisana, Sales & Use Tax Revenue Bonds, Recreational Facility Series 2012, 5.000%, 5/01/32	No Opt. Call	A	1,391,053

1,850	Lafayette, Louisiana, Sales Tax Revenue Bonds, Public Improvements, Series 2011, 5.000%, 3/01/36	3/21 at 100.00	AA	2,024,270

1,000	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/24 – AGM Insured	6/22 at 100.00	AA	1,162,460

1,000	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B, 5.000%, 6/01/22 – AMBAC Insured	6/16 at 100.00	A–	1,066,500

900	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, Bossier Parish Public Improvement Projects, Series 2012, 5.000%, 3/01/42	3/22 at 100.00	Aa3	969,039

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Baton Rouge Community College Facilities Corporation Project, Refunding Series 2011, 5.000%, 12/01/26 – AGM Insured	12/21 at 100.00	AA	1,130,300

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 – AMBAC Insured	No Opt. Call	N/R	1,084,880

1,400	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Community and Technical College System Facilities Corporation Project, Capital Appreciation Series 2011, 0.000%, 10/01/20	No Opt. Call	AA–	1,240,974

500	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/36	7/23 at 100.00	A	545,250

1,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Second Lien Series 2010B, 5.000%, 5/01/37 (UB)	5/20 at 100.00	AA	1,134,350

1,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Tender Option Bond Trust 11899, 18.209%, 5/01/33 (IF)	5/20 at 100.00	AA	1,513,620

1,500	Louisiana State, Highway Improvement Revenue Bonds, Series 2014A., 5.000%, 6/15/34	6/24 at 100.00	AA–	1,741,155

470	Orleans Parish School Board, Louisiana, Public School Refunding Bonds, Series 1991, 0.000%, 2/01/15 – FGIC Insured	No Opt. Call	N/R	460,656

Nuveen Investments	9

Nuveen Louisiana Municipal Bond Fund (continued)

Portfolio of Investments	August 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

$1,000	Saint Bernard Parish, Louisiana, Sales and Use Tax Revenue Bonds, Refunding Series 2012, 4.000%, 3/01/24	No Opt. Call	A		$1,071,640

15	Saint Bernard Parish, Louisiana, Sales and Use Tax Revenue Bonds, Series 2004, 5.000%, 3/01/18 – AGM Insured	11/14 at 101.00	AA		15,211

2,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	BBB		2,205,980
16,895	Total Tax Obligation/Limited				18,757,338

	Transportation – 9.5%

805	Greater New Orleans Expressway Commission, Louisiana, Revenue Bonds, Refunding Series 2013, 5.000%, 11/01/23 – AGM Insured	No Opt. Call	AA		945,207

2,000	Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds, Series 2013B, 5.000%, 1/01/34 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	AA		2,178,080

	New Orleans Aviation Board, Louisiana, Gulf Opportunity Zone Revenue Bonds, Passenger Facility Charge Projects, Series 2010A:
100	5.130%, 1/01/31	1/20 at 100.00	A–		107,418
1,700	5.250%, 1/01/41	1/20 at 100.00	A–		1,810,823

2,115	New Orleans Aviation Board, Louisiana, Revenue Bonds, Series 2007A, 5.250%, 1/01/32 – AGM Insured (Alternative Minimum Tax)	1/18 at 100.00	AA		2,206,495

	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2013B:
1,245	5.000%, 4/01/31 (Alternative Minimum Tax)	4/23 at 100.00	BBB+		1,332,362
500	5.000%, 4/01/32 (Alternative Minimum Tax)	4/23 at 100.00	BBB+		532,470

1,305	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Series 2008, 5.130%, 4/01/38 – AGC Insured (Alternative Minimum Tax)	4/18 at 100.00	AA		1,349,396
9,770	Total Transportation				10,462,251

	U.S. Guaranteed – 1.5% (4)

1,530	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and Technology, Series 2006, 5.250%, 3/01/26 – NPFG Insured (Pre-refunded 9/01/16)	9/16 at 100.00	AA–	(4)	1,677,798

	Utilities – 5.3%

1,500	Louisiana Energy and Power Authority, Power Project Revenue Bonds, LEPA Unit 1, Series 2013A, 5.250%, 6/01/38 – AGM Insured	6/23 at 100.00	AA		1,690,980

2,500	Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC Project, Series 2008, 4.250%, 12/01/38	5/23 at 100.00	A3		2,556,900

1,000	Saint Tammany Parish, Louisana, Utilities Revenue Bonds, Series 2010B, 5.000%, 8/01/40	8/20 at 100.00	AA–		1,073,770

500	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	7/17 at 100.00	BB+		486,485
5,500	Total Utilities				5,808,135

	Water And Sewer – 6.1%

500	Caddo-Bossier Parishes Port Commission, Louisiana, Utility Revenue Refunding Bonds, Series 2011, 5.130%, 4/01/37	4/21 at 100.00	A		542,070

1,000	Kenner Consolidated Sewer District, Louisana, Sewer Revenue Bonds, Series 2011, 5.000%, 11/01/36 – AGM Insured	11/21 at 100.00	AA		1,082,170

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water And Sewer (continued)

$1,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A., 5.000%, 2/01/39	2/24 at 100.00	AA–	$1,679,865

1,500	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 4.250%, 6/01/34	6/24 at 100.00	A	1,550,925

200	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/34	12/24 at 100.00	BBB+	221,920

1,500	Terrebonne Parish Waterworks District 1, Louisiana, Water Revenue Bonds, Series 2012A, 5.000%, 11/01/37	11/22 at 100.00	AA–	1,633,605
6,200	Total Water and Sewer			6,710,555
$101,420	Total Long-Term Investments (cost $102,058,978)			109,977,676
	Floating Rate Obligations – (0.7)%			(750,000)
	Other Assets Less Liabilities – 0.7%			720,073
	Net Assets – 100%			$109,947,749

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$109,977,676	$—	$109,977,676

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of August 31, 2014, the cost of investments was $101,339,222.

Nuveen Investments	11

Nuveen Louisiana Municipal Bond Fund (continued)

Portfolio of Investments	August 31, 2014 (Unaudited)

Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2014, were as follows:

Gross unrealized:
Appreciation	$8,042,131
Depreciation	(153,677)
Net unrealized appreciation (depreciation) of investments	$7,888,454

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

12	Nuveen Investments

Nuveen North Carolina Municipal Bond Fund

Portfolio of Investments	August 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 98.7%

	MUNICIPAL BONDS – 98.7%

	Education And Civic Organizations – 11.4%

$1,000	Board of Governors of the University of North Carolina, Winston-Salem State University General Revenue Bonds, Series 2013, 5.000%, 4/01/33	4/22 at 100.00	A–	$1,101,630

2,595	East Carolina University, North Carolina, General Revenue Bonds, Series 2014A., 5.000%, 10/01/41	10/23 at 100.00	Aa2	2,946,544

1,930	North Carolina Agricultural & Technical State University, General Revenue Bonds, Series 2013, 5.000%, 10/01/37	No Opt. Call	A1	2,095,787

1,440	North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue Bonds, High Point University, Series 2012, 5.000%, 5/01/32	5/21 at 100.00	BBB+	1,532,621

	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A:
1,180	6.000%, 6/01/31	6/18 at 100.00	BBB	1,277,067
60	6.130%, 6/01/35	6/18 at 100.00	BBB	64,846

3,000	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Series 2009, 5.000%, 1/01/38	1/19 at 100.00	AA	3,367,530

2,000	North Carolina State University at Raleigh, General Revenue Bonds, Series 2013A, 5.000%, 10/01/42	10/23 at 100.00	Aa1	2,301,500

10,000	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2007, 5.000%, 12/01/36	12/17 at 100.00	AAA	11,176,300

	University of North Carolina, Chapel Hill, Utilities System Revenue Refunding Bonds, Series 1997:
4,000	0.000%, 8/01/15	No Opt. Call	Aaa	3,991,080
4,265	0.000%, 8/01/18	No Opt. Call	Aaa	4,118,412
2,750	0.000%, 8/01/20	No Opt. Call	Aaa	2,524,610

785	University of North Carolina, Charlotte, Certificates of Participation, Student Housing Project, Series 2005, 5.000%, 3/01/21 – AMBAC Insured	3/15 at 100.00	A	803,793

4,000	University of North Carolina, Charlotte, General Revenue Bonds, Series 2007B, 5.000%, 4/01/32 – AGM Insured	4/17 at 100.00	AA	4,351,240

1,975	University of North Carolina, Charlotte, General Revenue Bonds, Series 2014., 5.000%, 4/01/31	4/24 at 100.00	AA–	2,313,653

1,300	University of North Carolina, Greensboro, General Revenue Bonds, Series 2009A, 5.000%, 4/01/34 – AGC Insured	4/19 at 100.00	AA	1,457,742

1,070	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014A, 5.000%, 4/01/39	4/24 at 100.00	Aa3	1,220,806
43,350	Total Education and Civic Organizations			46,645,161

	Health Care – 17.4%

2,900	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2009A, 5.250%, 1/15/39	1/19 at 100.00	AA–	3,250,465

3,050	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/47	1/18 at 100.00	AA–	3,199,145

Nuveen Investments	13

Nuveen North Carolina Municipal Bond Fund (continued)

Portfolio of Investments	August 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$2,925	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2011A, 5.130%, 1/15/37	1/21 at 100.00	AA–	$3,211,123

1,615	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2012A, 5.000%, 1/15/31	1/22 at 100.00	AA–	1,814,226

3,180	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston Memorial Hospital Project, Series 2008A, 5.250%, 10/01/36 – AGM Insured	4/18 at 100.00	AA	3,517,843

2,445	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2006B, 5.130%, 10/01/31 – AGM Insured	10/19 at 100.00	AA	2,664,341

2,000	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds Novant Health Inc., Refunding Series 2013A, 4.000%, 11/01/46 (WI/DD, Settling 9/03/14)	11/22 at 100.00	AA–	1,998,400

3,750	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds Novant Health Inc., Series 2010A, 5.250%, 11/01/40	11/20 at 100.00	AA–	4,074,412

2,770	North Carolina Medical Care Commission, Health Care Facilities Refunding Revenue Bonds, Blue Ridge HealthCare, Series 2010A, 5.000%, 1/01/36	1/20 at 100.00	A	2,888,307

3,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	AA	3,323,580

	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Wake Forest Baptist Obligated Group, Series 2012A:
4,000	4.000%, 12/01/45	12/22 at 100.00	A+	4,041,680
2,000	5.000%, 12/01/45	No Opt. Call	A+	2,170,060

	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds, Cape Fear Valley Health System, Series 2012A:
2,200	5.000%, 10/01/25	10/22 at 100.00	A–	2,479,356
2,300	5.000%, 10/01/26	No Opt. Call	A–	2,575,977

5,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds, WakeMed, Series 2012A, 5.000%, 10/01/27	10/22 at 100.00	AA–	5,690,250

6,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health System, Series 2010A, 5.000%, 6/01/42	6/20 at 100.00	AA	6,496,080

	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Scotland Memorial Hospital, Series 1999:
455	5.500%, 10/01/19 – RAAI Insured	10/14 at 100.00	BBB	456,074
1,385	5.500%, 10/01/29 – RAAI Insured	10/14 at 100.00	BBB	1,386,648

	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health Inc., Series 2006:
125	5.000%, 11/01/34	11/16 at 100.00	AA–	128,804
1,650	5.000%, 11/01/39	11/16 at 100.00	AA–	1,695,342

2,000	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical Center, Refunding Series 2012, 5.000%, 6/01/32	6/22 at 100.00	A	2,172,380

500	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series 2005, 5.000%, 1/01/33 – FGIC Insured	1/15 at 100.00	AA–	502,040

7,040	North Carolina Medical Care Commission, Revenue Bonds, Hugh Chatham Memorial Hospital, Series 2007, 5.000%, 8/01/35 – NPFG Insured	2/17 at 100.00	AA–	7,233,530

750	Northern Hospital District of Surry County, North Carolina, Health Care Facilities Revenue Bonds, Series 2008, 6.250%, 10/01/38	4/18 at 100.00	BBB	807,683

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Onslow County Hospital Authority, North Carolina, FHA Insured Mortgage Revenue Bonds, Onslow Memorial Hospital Project, Series 2006:
$1,255	5.000%, 4/01/31 – NPFG Insured	10/16 at 100.00	AA–	$1,293,077
2,055	5.000%, 10/01/34 – NPFG Insured	10/16 at 100.00	AA–	2,110,670
66,350	Total Health Care			71,181,493

	Housing/Multifamily – 0.8%

3,000	Charlotte Housing Authority, North Carolina, Capital Fund Program Revenue Bonds, Strwan and Parktowne Rehabilitation Project, Series 2011, 4.550%, 12/01/31	12/21 at 100.00	A+	3,199,170

	Housing/Single Family – 1.4%

1,675	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2007-29A, 4.800%, 7/01/33 (Alternative Minimum Tax)	1/17 at 100.00	AA	1,705,301

2,800	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2011-1, 4.500%, 1/01/28	1/21 at 100.00	AA	3,008,068

1,125	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%, 7/01/37 (Alternative Minimum Tax)	7/16 at 100.00	AA	1,142,325
5,600	Total Housing/Single Family			5,855,694

	Long-Term Care – 0.7%

1,000	North Carolina Medical Care Commission, First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2007, 5.130%, 9/01/27	9/17 at 100.00	BBB+	1,037,590

600	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A, 5.000%, 1/01/36	1/16 at 100.00	A–	606,150

1,145	North Carolina Medical Care Commission, Revenue Bonds, United Methodist Retirement Homes Inc., Refunding Series 2013A, 5.000%, 10/01/33	10/23 at 100.00	N/R	1,159,301
2,745	Total Long-Term Care			2,803,041

	Tax Obligation/General – 1.0%

1,500	Forsyth County, North Carolina, General Obligation Bonds, Limited Obligation Series 2009, 5.000%, 4/01/30	4/20 at 100.00	AA+	1,666,725

2,115	Wake County, North Carolina, Limited Obligation Bonds, Series 2010, 5.000%, 1/01/37	1/20 at 100.00	AA+	2,445,405
3,615	Total Tax Obligation/General			4,112,130

	Tax Obligation/Limited – 15.6%

	Asheville, North Carolina, Limited Obligation Bonds, Series 2012:
300	5.000%, 4/01/30	4/22 at 100.00	AA	336,228
350	5.000%, 4/01/32	4/22 at 100.00	AA	389,025

3,870	Catawba County, North Carolina, Certificates of Participation, Series 2005, 5.000%, 6/01/25 – NPFG Insured	6/15 at 100.00	Aa2	4,006,224

1,260	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2004, 5.000%, 6/01/34	11/14 at 100.00	AAA	1,264,700

	Dare County, North Carolina, Certificates of Participation, Limited Obligation Series 2012B:
610	5.000%, 6/01/22	No Opt. Call	AA–	734,178
270	5.000%, 6/01/23	6/22 at 100.00	AA–	321,154

	Fayetteville Finance Corporation, North Carolina, Installment Payment Revenue Bonds, Municipal Building Project, Series 2005:
1,990	5.250%, 2/01/17 – NPFG Insured	2/15 at 100.00	AA	2,032,128
910	5.250%, 2/01/19 – NPFG Insured	2/15 at 100.00	AA	929,219

Nuveen Investments	15

Nuveen North Carolina Municipal Bond Fund (continued)

Portfolio of Investments	August 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	Harnett County, North Carolina, Certificates of Participation, Series 2007A:
$2,770	5.000%, 12/01/23 – AGM Insured	12/17 at 100.00	AA	$3,104,561
1,520	5.000%, 12/01/24 – AGM Insured	12/17 at 100.00	AA	1,667,273

1,056	Hillsborough, North Carolina, Special Assessement Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	1,125,337

1,225	Iredell County, North Carolina, Certificates of Participation, Iredell County School Project, Series 2006, 5.000%, 6/01/25 – AMBAC Insured	6/16 at 100.00	AA–	1,315,099

1,265	Montgomery County, North Carolina, Certificates of Participation, Series 2007B, 5.000%, 2/01/30 – AMBAC Insured	2/17 at 100.00	A–	1,314,790

	North Carolina Infrastructure Finance Corporation, Certificates of Participation, State Repair, Series 2007B:
3,750	5.000%, 6/01/22 – AMBAC Insured	6/17 at 100.00	AA+	4,171,837
3,750	5.000%, 6/01/23 – AMBAC Insured	6/17 at 100.00	AA+	4,166,400

	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series 2011:
765	5.000%, 7/01/20	No Opt. Call	AA	914,389
1,795	5.000%, 7/01/29	7/21 at 100.00	AA	2,048,167
9,375	5.000%, 7/01/36	7/21 at 100.00	AA	10,443,375
500	5.000%, 7/01/41	7/21 at 100.00	AA	556,980

	Pitt County, North Carolina, Certificate of Participation, Series 2007:
1,265	5.000%, 4/01/25 – NPFG Insured	4/18 at 100.00	AA	1,421,354
1,175	5.000%, 4/01/26 – NPFG Insured	4/18 at 100.00	AA	1,320,230
1,395	5.000%, 4/01/27 – NPFG Insured	4/18 at 100.00	AA	1,555,495
1,240	5.000%, 4/01/28 – NPFG Insured	4/18 at 100.00	AA	1,380,852

4,190	Raleigh, North Carolina, Certificates of Participation, Series 2007, 5.000%, 2/01/27	2/17 at 100.00	AA+	4,541,206

	Raleigh, North Carolina, Limited Obligation Bonds, Series 2014A:
455	5.000%, 10/01/33	10/24 at 100.00	AA+	534,784
750	5.000%, 10/01/34	10/24 at 100.00	AA+	877,943

2,950	Sampson Area Development Corporation, Sampson County, North Carolina, Installment Payment Revenue Bonds, Series 2010, 5.250%, 6/01/24 – AGM Insured	No Opt. Call	AA	3,468,610

1,000	Sampson County, North Carolina, Certificates of Participation, Series 2006, 5.000%, 6/01/34 – AGM Insured	6/17 at 100.00	AA	1,084,990

1,975	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/33	6/18 at 100.00	AA+	2,190,630

1,000	Wilmington, North Carolina, Storm Water Fee Revenue Bonds, Series 2007, 5.000%, 6/01/33 – AMBAC Insured	6/17 at 100.00	AA	1,087,250

1,700	Wilson County, North Carolina, Certificates of Participation, School Facilities Project, Series 2007, 5.000%, 4/01/25 – AMBAC Insured	4/17 at 100.00	Aa3	1,870,969

1,635	Wilson, North Carolina, Certificates of Participation, Public Facilities, Series 2007A, 5.000%, 5/01/25 – AGC Insured	5/17 at 100.00	AA	1,777,997
58,061	Total Tax Obligation/Limited			63,953,374

	Transportation – 16.7%

6,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010A, 5.500%, 7/01/34	7/20 at 100.00	Aa3	6,795,960

10,280	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010B, 5.380%, 7/01/28 (Alternative Minimum Tax)	7/20 at 100.00	Aa3	11,546,188

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Transportation (continued)

$900	Charlotte, North Carolina, Airport Revenue Bonds, Series 2004A, 5.250%, 7/01/24 – NPFG Insured	11/14 at 100.00	AA–		$903,735

5,000	Charlotte, North Carolina, Airport Revenue Bonds, Series 2007A, 5.000%, 7/01/36 – AMBAC Insured	7/17 at 100.00	Aa3		5,459,700

3,300	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010A, 5.250%, 2/01/40	2/20 at 100.00	A3		3,590,532

25	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010B, 5.000%, 2/01/29	2/20 at 100.00	A3		27,282

	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A:
245	5.250%, 1/01/23 – AGC Insured	1/19 at 100.00	AA		274,300
115	5.130%, 1/01/24 – AGC Insured	1/19 at 100.00	AA		127,611
50	5.380%, 1/01/26 – AGC Insured	1/19 at 100.00	AA		55,667
10,235	5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA		11,351,843

	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds, Series 2009B:
50	0.000%, 1/01/34 – AGC Insured	No Opt. Call	AA		23,026
3,500	0.000%, 1/01/35 – AGC Insured	No Opt. Call	AA		1,564,150
20,640	0.000%, 1/01/36 – AGC Insured	No Opt. Call	AA		8,700,792
19,840	0.000%, 1/01/37 – AGC Insured	No Opt. Call	AA		8,032,224
14,695	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AA		5,662,571

	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2010A:
1,000	5.000%, 5/01/26	No Opt. Call	Aa3		1,166,040
1,525	5.000%, 5/01/36	5/20 at 100.00	Aa3		1,731,607

1,000	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2007., 5.000%, 5/01/37 – FGIC Insured (Alternative Minimum Tax)	5/17 at 100.00	AA+		1,055,830
98,400	Total Transportation				68,069,058

	U.S. Guaranteed – 11.7% (4)

	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007:
3,005	5.250%, 10/01/27 (Pre-refunded 10/01/17)	10/17 at 100.00	N/R	(4)	3,438,441
2,275	5.250%, 10/01/38 (Pre-refunded 10/01/17)	10/17 at 100.00	N/R	(4)	2,603,146

1,550	Appalachian State University, North Carolina, Revenue Bonds, Series 2005, 5.250%, 7/15/17 – NPFG Insured (Pre-refunded 7/15/15)	7/15 at 100.00	Aa3	(4)	1,750,554

1,000	Buncombe County, North Carolina, Certificates of Participation, Series 2005, 5.000%, 4/01/22 – AMBAC Insured (Pre-refunded 4/01/15)	4/15 at 100.00	AA+	(4)	1,028,840

1,470	Burke County, North Carolina, Certificates of Participation, Series 2006A, 5.000%, 4/01/22 – AMBAC Insured (Pre-refunded 4/01/16)	4/16 at 100.00	A1	(4)	1,578,824

450	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)	1/15 at 100.00	AA+	(4)	458,316

1,135	Craven County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 6/01/23 – NPFG Insured (Pre-refunded 6/01/17)	6/17 at 100.00	AA–	(4)	1,275,365

	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005A:
1,690	5.000%, 6/01/25 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA		1,752,344
610	5.000%, 6/01/26 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA		632,503

Nuveen Investments	17

Nuveen North Carolina Municipal Bond Fund (continued)

Portfolio of Investments	August 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (4) (continued)

$1,090	Johnston County, North Carolina, General Obligation Bonds, Series 2005, 5.250%, 2/01/17 – FGIC Insured (Pre-refunded 2/01/15)	2/15 at 100.00	AA+	(4)	$1,113,707

2,315	Johnston County, North Carolina, General Obligation Bonds, Series 2007, 5.000%, 2/01/24 – FGIC Insured (Pre-refunded 2/01/17)	2/17 at 100.00	AA+	(4)	2,573,586

1,005	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1991A, 6.500%, 1/01/18 (ETM)	No Opt. Call	Aaa		1,202,000

4,400	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Capital Improvements, Series 2005A, 5.000%, 2/01/19 (Pre-refunded 2/01/15)	2/15 at 100.00	AA+	(4)	4,490,464

3,000	North Carolina Infrastructure Finance Corporation, Lease Purchase Revenue Bonds, North Carolina Facilities Project, Series 2004, 5.000%, 11/01/21 (Pre-refunded 11/01/14)	11/14 at 100.00	AA+	(4)	3,025,380

5,660	North Carolina Medical Care Commission, FHA-Insured Mortgage Revenue Bonds, Morehead Memorial Hospital Project, Series 2005, 5.000%, 11/01/30 – AGM Insured (Pre-refunded 5/01/15)	5/15 at 100.00	AA	(4)	5,845,082

3,580	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series 2007, 5.000%, 11/01/20 (Pre-refunded 11/01/17)	11/17 at 100.00	N/R	(4)	4,075,579

1,250	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004, 5.000%, 11/01/24 (Pre-refunded 11/01/14)	11/14 at 100.00	N/R	(4)	1,260,463

	North Carolina State, General Obligation Bonds, Series 2005A:
1,655	5.000%, 3/01/19 (Pre-refunded 3/01/15)	3/15 at 100.00	N/R	(4)	1,695,730
105	5.000%, 3/01/19 (Pre-refunded 3/01/15)	3/15 at 100.00	AAA		107,596

	Orange County, North Carolina, Certificates of Participation, Public Improvement Project, Series 2006A:
1,080	5.000%, 4/01/20 – AMBAC Insured (Pre-refunded 4/01/16)	4/16 at 100.00	AA+	(4)	1,161,022
1,105	5.000%, 4/01/21 – AMBAC Insured (Pre-refunded 4/01/16)	4/16 at 100.00	AA+	(4)	1,187,897

2,335	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005, 5.000%, 3/01/21 (Pre-refunded 3/01/15)	3/15 at 100.00	AAA		2,392,838

2,990	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A, 5.000%, 3/01/36 (Pre-refunded 3/01/16)	3/16 at 100.00	N/R	(4)	3,203,845
44,755	Total U.S. Guaranteed				47,853,522

	Utilities – 6.0%

1,000	Fayetteville Public Works Commission, North Carolina, Revenue Bonds, Series 2009B, 5.000%, 3/01/35	3/19 at 100.00	AA		1,126,140

3,875	Monroe, North Carolina, Combined Enterprise System Revenue Bonds, Series 2008A, 5.000%, 3/01/33 – AGC Insured	3/18 at 100.00	AA		4,261,686

5,700	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2009B, 5.000%, 1/01/26	1/19 at 100.00	A–		6,415,977

	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B:
5,320	6.000%, 1/01/18 – AMBAC Insured	No Opt. Call	Baa1		6,205,567
15	6.000%, 1/01/22 – FGIC Insured	No Opt. Call	A3		18,803
520	6.000%, 1/01/22 – RAAI Insured	No Opt. Call	Baa1		651,820
210	6.000%, 1/01/26	No Opt. Call	A–		272,870

340	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2008A, 5.000%, 1/01/23	1/18 at 100.00	A–		380,436

1,400	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/30	1/19 at 100.00	A		1,581,454

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

$2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2008C, 5.250%, 1/01/20	1/18 at 100.00	A	$2,245,060

1,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2012B., 5.000%, 1/01/21	No Opt. Call	A	1,185,930
21,380	Total Utilities			24,345,743

	Water And Sewer – 16.0%

1,000	Asheville, North Carolina, Water System Revenue Bonds, Series 2007, 5.000%, 8/01/32 – NPFG Insured	8/17 at 100.00	AA	1,092,550

7,900	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 4/01/31 – AGM Insured	4/18 at 100.00	AA	8,749,329

1,465	Brunswick County, North Carolina, Enterprise Systems Revenue Refunding Bonds, Series 2012A, 5.000%, 4/01/28	4/22 at 100.00	AA–	1,707,077

5,140	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Series 2008, 5.000%, 8/01/35	8/18 at 100.00	AA	5,733,105

2,000	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B, 5.000%, 7/01/38	7/20 at 100.00	AAA	2,291,660

2,825	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2005A, 5.000%, 12/01/21	12/14 at 102.00	AAA	2,916,332

1,075	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2008, 5.000%, 7/01/38	7/18 at 100.00	AAA	1,203,312

250	Dare County, North Carolina, Utilities System Revenue Bonds, Series 2011, 5.000%, 2/01/41	2/21 at 100.00	AA	274,637

6,400	Durham, North Carolina, Utility System Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/41	6/21 at 100.00	AAA	7,108,928

5,615	Harnett County, North Carolina, Enterprise System Revenue Bonds, Series 2007A, 5.000%, 5/01/27 – AGM Insured	5/17 at 100.00	AA	6,124,617

2,080	High Point, North Carolina, Combined Enterprise System Revenue Bonds, Series 2008, 5.000%, 11/01/33 – AGM Insured	11/18 at 100.00	AAA	2,351,378

1,000	High Point, North Carolina, Combined Enterprise System Revenue Bonds, Series 2014., 5.000%, 11/01/39	11/24 at 100.00	AAA	1,158,490

1,000	Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Bonds, Series 2014., 5.000%, 7/01/39	7/24 at 100.00	AA+	1,155,890

4,000	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 6/01/33 – NPFG Insured	6/18 at 100.00	AA–	4,415,320

	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009A:
500	5.750%, 6/01/26	6/19 at 100.00	AA	583,960
3,500	6.000%, 6/01/34 – AGC Insured	6/19 at 100.00	AA	4,117,225
1,500	6.000%, 6/01/36 – AGC Insured	6/19 at 100.00	AA	1,755,615

	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B:
515	5.000%, 6/01/23 – SYNCORA GTY Insured	11/14 at 100.00	A+	517,003
1,030	5.000%, 6/01/24 – SYNCORA GTY Insured	11/14 at 100.00	A+	1,034,017

1,450	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2012A, 5.000%, 3/01/30	3/22 at 100.00	AAA	1,685,364

	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A:
30	4.500%, 3/01/36	3/16 at 100.00	AAA	31,272
4,010	5.000%, 3/01/36	3/16 at 100.00	AAA	4,236,364

Nuveen Investments	19

Nuveen North Carolina Municipal Bond Fund (continued)

Portfolio of Investments	August 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water And Sewer (continued)

$5,000	Wilmington, North Carolina, Water and Sewer Revenue Bonds, Series 2005, 5.000%, 6/01/34 – AGM Insured	6/15 at 100.00	AA	$5,134,100
59,285	Total Water and Sewer			65,377,545
$406,541	Total Long-Term Investments (cost $369,040,823)			403,395,931
	Other Assets Less Liabilities – 1.3%			5,385,243
	Net Assets – 100%			$408,781,174

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$403,395,931	$—	$403,395,931

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of August 31, 2014, the cost of investments was $368,981,139.

Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2014, were as follows:

Gross unrealized:
Appreciation	$34,696,600
Depreciation	(281,808)
Net unrealized appreciation (depreciation) of investments	$34,414,792

20	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

Nuveen Investments	21

Nuveen Tennessee Municipal Bond Fund

Portfolio of Investments	August 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 100.1%

	MUNICIPAL BONDS – 100.1%

	Education And Civic Organizations – 7.4%

$3,500	Claiborne County Industrial Development Board, Tennessee, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2010, 6.130%, 10/01/40	10/20 at 100.00	N/R	$3,783,360

	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009:
900	6.130%, 10/01/29	10/19 at 100.00	N/R	979,245
1,090	6.380%, 10/01/34	10/19 at 100.00	N/R	1,189,484
1,740	6.630%, 10/01/39	10/19 at 100.00	N/R	1,902,690

900	Franklin County Health and Educational Facilities Board, Tennessee, Revenue Bonds, University of the South, Refunding & Improvement Series 2014, 5.000%, 9/01/29 (WI/DD, Settling 9/11/14)	9/22 at 100.00	A+	1,031,742

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
660	5.000%, 11/01/27	11/21 at 100.00	BBB+	732,884
1,300	5.000%, 11/01/28	11/21 at 100.00	BBB+	1,433,510
1,295	5.000%, 11/01/29	11/21 at 100.00	BBB+	1,421,081
1,495	5.000%, 11/01/30	11/21 at 100.00	BBB+	1,635,590
710	5.000%, 11/01/31	11/21 at 100.00	BBB+	773,005

11,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2009A, 5.000%, 10/01/39 (UB) (4)	10/19 at 100.00	AA+	12,529,000

1,250	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Refunding Bonds, Vanderbilt University, Series 2012D, 5.000%, 10/01/30	No Opt. Call	AA+	1,455,163

3,475	Shelby County Health, Educational and Housing Facility Board, Tennessee, Educational Facilities Revenue Bonds, Rhodes College, Series 2011, 5.500%, 8/01/40	8/21 at 100.00	A+	3,906,838
29,315	Total Education and Civic Organizations			32,773,592

	Health Care – 15.8%

900	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.250%, 10/01/33	10/18 at 100.00	A+	1,039,383

	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2004:
2,000	5.000%, 10/01/18 – AGM Insured	No Opt. Call	AA	2,268,900
1,000	5.000%, 10/01/22 – AGM Insured	10/19 at 100.00	AA	1,115,450

1,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010, 8.000%, 12/01/40 (6)	12/20 at 100.00	N/R	485,872

3,000	Jackson, Tennessee, Hospital Revenue Refunding Bonds, Jackson-Madison County General Hospital Project, Series 2008, 5.750%, 4/01/41	4/18 at 100.00	A+	3,259,470

	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Refunding Series 2010A:
905	5.380%, 7/01/25	7/20 at 100.00	BBB+	998,903
200	5.630%, 7/01/30	7/20 at 100.00	BBB+	223,040
1,250	6.000%, 7/01/38	7/20 at 100.00	BBB+	1,413,675

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
$100	5.500%, 7/01/31	7/16 at 100.00	BBB+	$104,436
5,000	5.500%, 7/01/36	7/16 at 100.00	BBB+	5,209,000

	Knox County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2007:
2,055	5.250%, 4/01/27	4/17 at 100.00	BBB+	2,143,201
4,000	5.250%, 4/01/36	4/17 at 100.00	BBB+	4,122,640

	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Refunding Bonds, Covenant Health, Series 2006:
10,000	0.000%, 1/01/35	1/17 at 41.04	A	3,486,900
8,930	0.000%, 1/01/36	1/17 at 38.98	A	2,921,360
1,955	0.000%, 1/01/38	1/17 at 35.16	A	565,796
5,000	0.000%, 1/01/39	1/17 at 33.38	A	1,375,950
5,820	0.000%, 1/01/40 – AGM Insured	1/17 at 31.68	AA	1,648,340
18,145	0.000%, 1/01/42	1/17 at 28.53	A	4,233,047

10,000	Rutherford County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Ascension Health Group, Series 2010C, 5.000%, 11/15/40	11/19 at 100.00	AA+	10,884,700

5,000	Rutherford County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Ascension Health Group, Series 2012C, 5.000%, 11/15/47	11/21 at 100.00	AA+	5,512,600

2,500	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Methodist Healthcare, Series 2004, 5.250%, 9/01/27 – AGM Insured	3/18 at 100.00	AA	2,691,900

1,000	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Methodist Le Bonheur Healthcare, Series 2012, 5.000%, 5/01/42	5/22 at 100.00	A+	1,081,930

7,500	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, St Jude’s Childrens Hospital, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	AAA	7,939,725

5,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+	5,234,800
102,260	Total Health Care			69,961,018

	Housing/Multifamily – 7.8%

4,000	Chattanooga Health, Educational, and Housing Facility Board, Tennessee, Revenue Refunding Bonds, CDFI Phase I, LLC Project, Series 2005A, 5.130%, 10/01/35	10/15 at 100.00	BBB	4,035,440

5,720	Hendersonville Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Hickory Pointe Poject, Series 2010, 4.880%, 12/01/25	No Opt. Call	AA+	6,619,298

1,500	Kingsport Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Model City Apartments Project, Series 2009, 5.000%, 7/20/29	7/19 at 100.00	N/R	1,568,355

2,715	Knox County Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Eastowne Village Project, Refunding Series 2001, 4.000%, 6/01/31 (Mandatory Put 6/01/21)	6/18 at 102.00	N/R	2,926,879

1,395	McMinnville-Warren County Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Beersheba Heights Towers, Series 2009, 5.500%, 11/20/39	10/19 at 100.00	AAA	1,510,115

3,975	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Goodwill Village Apartments, Series 2010A, 6.000%, 12/01/40	12/20 at 100.00	A–	4,152,285

3,445	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Serenity Towers Apartments, Series 2014A., 5.625%, 3/01/36	3/24 at 100.00	A	3,667,995

Nuveen Investments	23

Nuveen Tennessee Municipal Bond Fund (continued)

Portfolio of Investments	August 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily (continued)

$5,405	Metropolitan Governemnt of Nashville & Davidson County Health and Educational Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Parkwood Villa Apartments Project, Series 2010, 4.600%, 3/01/40 (Mandatory Put 3/01/25)	3/20 at 100.00	AA+	$5,828,158

	Rutherford County Health and Educational Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Spring Valley Apartments Project, Series 2010A:
500	5.130%, 10/01/30	10/20 at 100.00	A–	529,420
3,700	5.850%, 10/01/46	10/20 at 100.00	A–	3,975,169
32,355	Total Housing/Multifamily			34,813,114

	Housing/Single Family – 1.2%

5	Hamilton County, Tennessee, GNMA Certificates Single Family Mortgage Revenue Bonds, Home Purchase and Rehabilitation Program, Series 1990, 8.000%, 9/01/23 (Alternative Minimum Tax)	9/14 at 100.00	AA	5,045

920	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2009-1, 5.000%, 7/01/29	7/18 at 100.00	AA+	973,710

	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2011-1A:
3,080	4.350%, 7/01/22 (Alternative Minimum Tax)	1/21 at 100.00	AA+	3,337,796
945	4.500%, 7/01/23 (Alternative Minimum Tax)	1/21 at 100.00	AA+	1,022,282
4,950	Total Housing/Single Family			5,338,833

	Long-Term Care – 1.0%

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Refunding Bonds, Blakeford at Green Hills, Refunding & Improvement Series 2012:
1,500	5.000%, 7/01/27	7/22 at 100.00	BBB	1,631,040
1,340	5.000%, 7/01/32	7/22 at 100.00	BBB	1,438,664
1,200	5.000%, 7/01/37	7/22 at 100.00	BBB	1,270,068
4,040	Total Long-Term Care			4,339,772

	Tax Obligation/General – 18.2%

4,000	Blount County, Tennessee, General Obligation Bonds, Refunding Series 2011., 5.000%, 6/01/23	6/21 at 100.00	AA	4,724,640

250	Franklin Special School District, Williamson County, Tennessee, General Obligation Bonds, Series 2009A, 5.000%, 6/01/33	6/19 at 100.00	Aa1	289,077

	Gibson County School District, Tennessee, Revenue Bonds, Series 2007:
1,000	5.000%, 4/01/25 – AGM Insured	4/17 at 100.00	AA	1,101,380
1,000	5.000%, 4/01/26 – AGM Insured	4/17 at 100.00	AA	1,091,700
1,000	5.000%, 4/01/27 – AGM Insured	4/17 at 100.00	AA	1,088,490
1,000	5.000%, 4/01/31 – AGM Insured	4/17 at 100.00	AA	1,081,700

1,365	Greene County, Tennessee, General Obligation Bonds, Series 2005B, 5.000%, 6/01/22 – NPFG Insured	6/16 at 100.00	A1	1,462,420

3,700	Knoxville County, Tennessee, General Obligation Bonds, Series 2002, 5.500%, 4/01/15	No Opt. Call	AA+	3,816,920

4,000	Memphis, Tennessee, General Obligation Bonds, Refunding General Improvement Series 2011, 5.000%, 5/01/36	5/21 at 100.00	AA	4,466,240

1,300	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding & Improvement Series 2010A, 5.000%, 7/01/25	7/20 at 100.00	AA	1,536,301

	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding Series 2012:
1,150	5.000%, 7/01/22	No Opt. Call	AA	1,407,105
7,880	5.000%, 7/01/23	7/22 at 100.00	AA	9,596,816

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$2,500	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Tender Option Bond Trust 2013-A, 18.058%, 7/01/27 (IF)	7/23 at 100.00	Aa1	$4,497,700

600	Montgomery County, Tennessee, General Obligation Bonds, School & Public Improvement Series 2011, 5.000%, 4/01/21	No Opt. Call	AA+	727,518

4,250	Pigeon Forge Industrial Development Board, Tennesse, Revenue Bonds, Public Facility, Series 2011, 5.000%, 6/01/34	6/21 at 100.00	AA	4,781,292

	Putnam County, Tennessee, General Obligation School Refunding Bonds, Series 2001:
1,000	5.250%, 4/01/18 – FGIC Insured	No Opt. Call	Aa2	1,155,210
2,960	5.250%, 4/01/19 – FGIC Insured	No Opt. Call	Aa2	3,494,428
2,645	5.250%, 4/01/20 – FGIC Insured	No Opt. Call	Aa2	3,167,388

3,460	Shelby County, Tennessee, General Obligation Bonds, Series 2005A, 5.000%, 4/01/17 – AMBAC Insured	4/15 at 100.00	AA+	3,558,541

1,645	Smith County, Tennessee, General Obligation Bonds, Series 2005, 5.000%, 4/01/20 – AMBAC Insured	4/15 at 102.00	N/R	1,723,170

1,750	Sullivan County, Tennessee, General Obligation Bonds, Series 2004, 5.000%, 5/01/17 –AMBAC Insured	5/15 at 102.00	Aa2	1,841,245

1,965	Sullivan County, Tennessee, General Obligation Bonds, Series 2005, 5.000%, 4/01/24 – AMBAC Insured	4/15 at 102.00	Aa2	2,058,377

3,050	Sumner County, Tennessee, General Obligation Bonds, Refunding Series 2011, 5.000%, 6/01/23	6/21 at 100.00	AA+	3,610,987

	Tennessee State, General Obligation Bonds, Series 2011A:
5,000	5.000%, 10/01/21	No Opt. Call	Aaa	6,131,150
1,000	5.000%, 10/01/30	10/21 at 100.00	Aaa	1,169,600

	Tennessee State, General Obligation Bonds, Series 2014A:
1,000	5.000%, 9/01/33	9/24 at 100.00	Aaa	1,198,060
675	5.000%, 9/01/34	9/24 at 100.00	Aaa	805,430

4,340	Williamson County, Tennessee, General Obligation Bonds, Refunding Series 2012B, 5.000%, 3/01/20	No Opt. Call	Aaa	5,193,201

1,435	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2004, 5.000%, 4/01/18	No Opt. Call	Aaa	1,651,943

1,730	Wilson County, Tennessee, General Obligation Bonds, Refunding Series 2012, 5.000%, 4/01/23	4/22 at 100.00	AA	2,071,537
68,650	Total Tax Obligation/General			80,499,566

	Tax Obligation/Limited – 2.3%

	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee, Tourism Tax Revenue Bonds, Series 2010A-1:
1,425	5.000%, 7/01/21 – AGM Insured	No Opt. Call	AA	1,665,469
1,000	5.000%, 7/01/22	7/20 at 100.00	A1	1,155,900
1,035	5.000%, 7/01/26	7/20 at 100.00	A1	1,165,451

545	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2009A, 5.000%, 5/01/39	5/19 at 100.00	Aa1	613,305

5,000	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2010A, 5.000%, 5/01/30	5/18 at 100.00	Aa1	5,547,550
9,005	Total Tax Obligation/Limited			10,147,675

Nuveen Investments	25

Nuveen Tennessee Municipal Bond Fund (continued)

Portfolio of Investments	August 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Transportation – 3.2%

	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2010B:
$4,180	5.500%, 7/01/19 (Alternative Minimum Tax)	No Opt. Call	A		$4,892,481
3,250	5.630%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	A		3,870,490
420	5.750%, 7/01/23 (Alternative Minimum Tax)	7/20 at 100.00	A		490,858
2,265	5.750%, 7/01/24 (Alternative Minimum Tax)	7/20 at 100.00	A		2,626,494

2,200	Metropolitan Nashville Airport Authority, Tennessee, Special Facility Revenue Bonds, Aero Nashville LLC Project, Refunding Series 2010, 5.200%, 7/01/26	7/20 at 100.00	Baa3		2,305,424
12,315	Total Transportation				14,185,747

	U.S. Guaranteed – 8.6% (5)

1,520	Clarksville, Tennessee, Water, Sewer, and Gas Revenue Refunding and Improvement Bonds, Series 1992, 0.000%, 2/01/16 – NPFG Insured (ETM)	No Opt. Call	AA	(5)	1,514,923

	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C,
885	5.130%, 7/01/25 – NPFG Insured (Pre-refunded 7/01/23)	7/23 at 100.00	AA–	(5)	888,576
2,735	5.130%, 7/01/25 – NPFG Insured (ETM)	11/14 at 100.00	AA–	(5)	2,750,152
9,570	5.250%, 7/01/28 – NPFG Insured (ETM)	11/14 at 100.00	AA–	(5)	9,592,872

18,670	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Subordinate Lien Revenue Bonds, Volunteer Healthcare Systems Inc., Series 1988, 0.000%, 6/01/21 (ETM)	No Opt. Call	Aaa		16,558,236

2,000	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Series 2005C, 5.000%, 2/01/19 (Pre-refunded 2/01/15)	2/15 at 100.00	AA	(5)	2,041,380

2,000	Rutherford County Consolidated Utility District, Tennessee, Waterworks Revenue Bonds, Series 2006, 5.000%, 2/01/36 – AGM Insured (Pre-refunded 2/01/16)	2/16 at 100.00	AAA		2,135,280

40	Shelby County, Tennessee, General Obligation Bonds, Series 2005A, 5.000%, 4/01/17 – AMBAC Insured (Pre-refunded 4/01/15)	4/15 at 100.00	Aa1	(5)	41,154

1,500	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2005A, 5.000%, 5/01/25 – NPFG Insured (Pre-refunded 5/01/15)	5/15 at 100.00	Aa1	(5)	1,549,260

1,200	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2004B, 5.000%, 5/01/20 (Pre-refunded 5/01/15)	5/15 at 100.00	Aaa		1,239,240
40,120	Total U.S. Guaranteed				38,311,073

	Utilities – 15.4%

	Chattanooga, Tennessee, Electric System Enterprise Revenue Bonds, Series 2008A:
1,000	5.000%, 9/01/28	3/18 at 100.00	AA+		1,116,440
5,000	5.000%, 9/01/33	3/18 at 100.00	AA+		5,541,900

	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006:
500	5.000%, 12/15/14 – SYNCORA GTY Insured	No Opt. Call	A		506,685
1,000	5.000%, 12/15/17 – SYNCORA GTY Insured	No Opt. Call	A		1,111,080
3,250	5.000%, 12/15/19 – SYNCORA GTY Insured	No Opt. Call	A		3,721,575
2,725	5.000%, 12/15/20 – SYNCORA GTY Insured	No Opt. Call	A		3,133,096
8,775	5.000%, 12/15/21 – SYNCORA GTY Insured	No Opt. Call	A		10,077,824

5,000	Clarksville, Tennessee, Electric System Revenue Bonds, Series 2007, 5.000%, 9/01/32 – SYNCORA GTY Insured	9/17 at 100.00	Aa2		5,463,750

	Clarksville, Tennessee, Electric System Revenue Bonds, Series 2010A:
1,160	5.000%, 9/01/34	9/20 at 100.00	Aa2		1,282,264
2,500	5.000%, 9/01/35	9/20 at 100.00	Aa2		2,757,750

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

$2,000	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2008A, 5.000%, 5/15/33	5/18 at 100.00	AA+	$2,219,360

10,000	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/15/36	5/21 at 100.00	AA+	11,394,900

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
1,395	5.250%, 9/01/21	No Opt. Call	A	1,612,969
1,755	5.250%, 9/01/22	No Opt. Call	A	2,045,031
3,130	5.250%, 9/01/24	No Opt. Call	A	3,640,722
2,520	5.250%, 9/01/26	No Opt. Call	A	2,957,371

2,100	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.630%, 9/01/26	No Opt. Call	BBB	2,409,855

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
450	5.000%, 2/01/19	No Opt. Call	A	502,007
100	5.000%, 2/01/21	No Opt. Call	A	112,973
250	5.000%, 2/01/22	No Opt. Call	A	284,470
600	5.000%, 2/01/23	No Opt. Call	A	679,170
100	5.000%, 2/01/24	No Opt. Call	A	113,235
4,760	5.000%, 2/01/27	No Opt. Call	A	5,438,015
60,070	Total Utilities			68,122,442

	Water And Sewer – 19.2%

1,830	Clarksville, Tennessee, Water, Sewer and Gas Revenue Refunding Bonds, Series 2002, 5.250%, 2/01/17 – AGM Insured	No Opt. Call	Aa3	2,035,546

3,915	Clarksville, Tennessee, Water, Sewer and Gas Revenue Refunding Bonds, Series 2011., 5.000%, 2/01/20	No Opt. Call	Aa3	4,617,860

	First Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2012A:
2,000	5.000%, 12/01/29	12/22 at 100.00	AA+	2,331,040
2,375	5.000%, 12/01/32	12/22 at 100.00	AA+	2,730,276

	First Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2013A:
1,000	4.000%, 12/01/25	6/23 at 100.00	AA+	1,120,600
1,845	4.000%, 12/01/26	6/23 at 100.00	AA+	2,053,540

5,000	Gallatin, Tennessee, Water and Sewer Revenue Bonds, Series 2008, 5.000%, 1/01/33 – AGC Insured	1/18 at 100.00	Aa3	5,498,200

2,525	Hallsdale-Powell Utility District, Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 4/01/36 – FGIC Insured	4/17 at 100.00	AA	2,729,954

6,000	Harpeth Valley Utilites District of Davidson and Williamson Counties, Tennessee Utilities Revenue Bonds, Series 2014., 5.000%, 9/01/44	9/24 at 100.00	AA	6,816,600

1,840	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Revenue Bonds, Series 2005, 5.000%, 9/01/24 – NPFG Insured	9/15 at 100.00	Aa3	1,926,480

10,610	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Revenue Bonds, Utility Improvements, Series 2007, 5.250%, 9/01/42 – FGIC Insured	9/17 at 100.00	Aa3	11,648,401

5,380	Hendersonville Utility District, Tennessee, Waterworks and Sewer Revenue Bonds, Series 2008, 5.250%, 2/01/38 – AGM Insured	2/18 at 100.00	A1	5,943,071

930	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding and Improvement Series 2012, 4.500%, 1/01/27	1/23 at 100.00	AA–	1,053,848

Nuveen Investments	27

Nuveen Tennessee Municipal Bond Fund (continued)

Portfolio of Investments	August 31, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water And Sewer (continued)

$3,000	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2011, 5.250%, 1/01/36	1/21 at 100.00	AA–	$3,367,560

4,550	Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2005A, 4.000%, 4/01/40 –NPFG Insured	No Opt. Call	AA+	4,560,783

705	Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2007, 5.000%, 4/01/41 –AGM Insured	4/17 at 100.00	AA+	765,968

1,525	Knoxville, Tennessee, Water System Revenue Bonds, Series 2013Z, 5.000%, 3/01/44	3/21 at 100.00	AAA	1,693,101

	Loudon, Tennessee, Water and Sewer Revenue Refunding Bonds, Series 2012A:
2,975	4.000%, 3/01/22 (Alternative Minimum Tax)	No Opt. Call	A+	3,261,314
1,000	4.000%, 3/01/28 (Alternative Minimum Tax)	3/22 at 100.00	A+	1,033,750
2,000	5.000%, 3/01/32 (Alternative Minimum Tax)	3/22 at 100.00	A+	2,191,680

	Savannah Valley Utility District, Hamilton County, Tennessee, Waterworks Revenue Refunding Bonds, Series 2012-A:
535	5.000%, 6/01/19	No Opt. Call	AA	630,134
525	5.000%, 6/01/20	No Opt. Call	AA	626,378
585	5.000%, 6/01/21	No Opt. Call	AA	706,469
515	5.000%, 6/01/22	No Opt. Call	AA	626,992

4,240	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement and Refunding Series 2009, 5.250%, 12/01/39 – AGM Insured	12/19 at 100.00	AA	4,729,932

	Watauga River Regional Water Authority, Tennessee, Waterworks Revenue Bonds, Series 2012:
500	5.000%, 7/01/34	7/22 at 100.00	A	539,090
4,385	5.000%, 7/01/42	7/22 at 100.00	A	4,715,541

5,000	White House Utility District, Robertson and Sumner Counties, Tennessee, Water and Sewerage Revenue Refunding Bonds, Series 2006, 5.000%, 1/01/28 – NPFG Insured	1/17 at 100.00	Aa3	5,384,450
77,290	Total Water and Sewer			85,338,558
$440,370	Total Long-Term Investments (cost $410,173,235)			443,831,390
	Floating Rate Obligations – (1.9)%			(8,250,000)
	Other Assets Less Liabilities – 1.8%			7,742,172
	Net Assets – 100%			$443,323,562

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

28	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$443,345,518	$485,872	$443,831,390

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of August 31, 2014, the cost of investments was $400,929,628.

Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2014, were as follows:

Gross unrealized:
Appreciation	$35,489,222
Depreciation	(837,460)
Net unrealized appreciation (depreciation) of investments	$34,651,762

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Nuveen funds’ Board of Directors/Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(IF)	Inverse floating rate investment.

(ETM)	Escrowed to maturity.

Nuveen Investments	29

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust III

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: October 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: October 30, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: October 30, 2014